Investment Securities - Carrying Amounts and Fair Values of Securities Available for Sale and Held to Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	$ 89,580	$ 112,362
Available-for-sale Securities, Gross Unrealized Gains	503	1,096
Available-for-sale Securities, Gross Unrealized Losses	825	634
Available-for-sale Securities, Fair Value	89,258	112,824
Held-to-maturity Securities, Amortized Cost	11,242	5,496
Held-to-maturity Securities, Gross Unrealized Gains	30
Held-to-maturity Securities, Gross Unrealized Losses	30	46
Held-to-maturity Securities, Fair Value	11,242	5,450
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	5,435	3,040
Available-for-sale Securities, Gross Unrealized Losses	71	29
Available-for-sale Securities, Fair Value	5,364	3,011
Held-to-maturity Securities, Amortized Cost	3,338	3,411
Held-to-maturity Securities, Gross Unrealized Losses	20	14
Held-to-maturity Securities, Fair Value	3,318	3,397
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	4,026	19,030
Available-for-sale Securities, Gross Unrealized Gains		362
Available-for-sale Securities, Gross Unrealized Losses	14	6
Available-for-sale Securities, Fair Value	4,012	19,386
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	36,159	50,969
Available-for-sale Securities, Gross Unrealized Gains	99	96
Available-for-sale Securities, Gross Unrealized Losses	188	290
Available-for-sale Securities, Fair Value	36,070	50,775
Held-to-maturity Securities, Amortized Cost	1,911	2,085
Held-to-maturity Securities, Gross Unrealized Losses	5	32
Held-to-maturity Securities, Fair Value	1,906	2,053
Mortgage-backed Securities and CMO's [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	30,269	27,748
Available-for-sale Securities, Gross Unrealized Gains	53	133
Available-for-sale Securities, Gross Unrealized Losses	549	309
Available-for-sale Securities, Fair Value	29,773	27,572
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	13,691	11,575
Available-for-sale Securities, Gross Unrealized Gains	351	505
Available-for-sale Securities, Gross Unrealized Losses	3
Available-for-sale Securities, Fair Value	14,039	$ 12,080
Held-to-maturity Securities, Amortized Cost	5,993
Held-to-maturity Securities, Gross Unrealized Gains	30
Held-to-maturity Securities, Gross Unrealized Losses	5
Held-to-maturity Securities, Fair Value	$ 6,018